Deposits, Prepayments and Other Receivables, Net (Table)	12 Months Ended
Mar. 31, 2026
Deposits, Prepayments and Other Receivables, Net (Details) [Abstract]
Schedule of Deposits, Prepayments and Other Receivables, Net

Deposits, prepayments and other receivables, net comprised of the following:

	As of March 31,
	2026	2025
	US$	US$
Rental and utility deposits	174,465	263,465
Prepaid rent	45,951	46,459
Prepayments to suppliers	1,542,218	—
Other receivables	2,483	1,556
Total deposits, prepayments and other receivables	1,765,117	311,480
Less: non-current portion	(354,019)	(128,290)
Current portion	1,411,098	183,190